2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0	$ 0	$ 0
Allowance for slow moving or obsolete inventory	64,966	40,974
Inventory reserve			53,501	27,067
Goodwill	307,572	0
Allowance for doutful accounts	$ 0	$ 0	$ 0	$ 0
Stock options outstanding	0	0	0	0
Deferred tax assets or liabilities	$ 0	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0	$ 0	$ 0
Potentially dilutive securities	0	0	0	0